cert Amx

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

03028317

1-31742

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 2444
F 212 306 5359

RECD S.E.C.
AUG 2 5 2003

August 25, 2003

PROCESSED
AUG 27 2003
THOMSON FINANCIAL

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on July 22, 2003, the American Stock Exchange, Inc. (the "Exchange") received from Franklin Templeton Limited Duration Income Trust (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Shares of Beneficial Interest, With Par Value $0.00001

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Director
Listing Qualifications Department

cc: Herbert Scholl